S000000605 [Member] Fees and Expenses - Nuveen Multi Cap Value Fund	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 58 of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page S-78 of the Fund’s statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that the fee waivers currently in place are not renewed beyond July 31, 2027. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	30.00%